Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Executive Officers and Directors [Member]
Summary of loans
Balance at December 31, 2011	$ 832,142	$ 829,121	$ 3,161
New loans			9,791
Amounts collected			(1,937)
Balance at December 31, 2012	$ 832,142	$ 829,121	$ 11,015